Basis of Presentation and Significant Accounting Policies (Details) - Schedule of estimated useful lives company' s property and equipment $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Computer equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	$ 3
Computer equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	$ 5
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Lesser of useful life or the term of the lease